Unaudited Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock (Series D)	Preferred Stock (Series C)	Preferred Stock (Series B)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Total
Balance as of, Value at Dec. 31, 2014	$ 0	$ 0	$ 0	$ 8	$ 858,665	$ (56,134)	$ 103	$ 802,642
Balance as of, Shares at Dec. 31, 2014	0	4,000,000	2,000,000	74,800,000
Net income							70,613	70,613
Preferred stock Series D issuance, value	$ 0				96,850			96,850
Preferred stock Series D issuance, shares	4,000,000
Preferred stock Series D expenses					(234)			(234)
Issuance of common stock (Note 3), value				$ 0	5,383			5,383
Issuance of common stock (Note 3), shares				299,200
Dividends - Common stock							(42,680)	(42,680)
Dividends - Preferred stock							(7,313)	(7,313)
Other Comprehensive Income (Loss)						2,254		2,254
Balance as of, value at Jun. 30, 2015	$ 0	$ 0	$ 0	$ 8	960,664	(53,880)	20,723	927,515
Balance as of, shares at Jun. 30, 2015	4,000,000	4,000,000	2,000,000	75,099,200
Balance as of, Value at Dec. 31, 2014	$ 0	$ 0	$ 0	$ 8	858,665	(56,134)	103	802,642
Balance as of, Shares at Dec. 31, 2014	0	4,000,000	2,000,000	74,800,000
Balance as of, value at Dec. 31, 2015	$ 0	$ 0	$ 0	$ 8	963,904	(44,649)	44,247	963,510
Balance as of, shares at Dec. 31, 2015	4,000,000	4,000,000	2,000,000	75,398,400
Net income							72,038	72,038
Issuance of common stock (Note 3), value				$ 0	2,747			2,747
Issuance of common stock (Note 3), shares				299,200
Dividends - Common stock							(43,774)	(43,774)
Dividends - Preferred stock							(10,531)	(10,531)
Other Comprehensive Income (Loss)						(3,010)		(3,010)
Balance as of, value at Jun. 30, 2016	$ 0	$ 0	$ 0	$ 8	$ 966,651	$ (47,659)	$ 61,980	$ 980,980
Balance as of, shares at Jun. 30, 2016	4,000,000	4,000,000	2,000,000	75,697,600				75,697,600